Statements of Operations (Unaudited) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2012
Income Statement [Abstract]
Revenue
Consulting and other expense	9,261	27,852	27,852
Amortization expense	250	750	750
Organization expenses			5,615
Loss before provision for income tax	9,511	28,602	34,217
Provision for income tax
Net loss	(9,511)	(28,602)	(34,217)
Basic and diluted loss per share	$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted	$ 6,000,000	$ 6,000,000